REORGANIZATION ITEMS, NET	12 Months Ended
Dec. 31, 2018
Reorganizations [Abstract]
REORGANIZATION ITEMS, NET
28.	REORGANIZATION ITEMS, NET

Transactions and events directly associated with the reorganization are required, under the guidance of ASC 852 Reorganizations, to be separately disclosed and distinguished from those of the ongoing operations of the business. The Company used the classification “Reorganization items, net” on the consolidated statements of operations to reflect expenses, gains and losses that are the direct result of the reorganization of its business.

	2018	2017	2016
Gain on restructuring of Qualified Bonds	12,881,478
Adjustment to present value – Borrowings and financing	13,928,661
Adjustment to present value – Anatel (AGU) and other payables	5,577,234
Anatel provision for contingencies		(1,568,798)	(6,604,718)
Other provision for contingencies (a)	(347,437)	(1,146,458)	(2,349,898)
Income from short-term investments	174,281	713,276	201,533
Professional fees (b)	(633,676)	(369,938)	(252,915)

Total reorganization items, net	31,580,541	(2,371,918)	(9,005,998)

(a)	These amounts are the result of the adjustment to record contingent liabilities to their allowed claim amount which is difference than their carrying amount prior to the JR Proceedings.
(b)

During the year ended December 31, 2018, 2017 and 2016 the Company incurred in R$634 million, R$370 million and R$253 million related to professional advisors who are assisting with the bankruptcy process, respectively.